Commitments and Contingencies - Future Minimum Lease under Non-Cancelable Operating Lease and Other Agreements (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Operating Leases, Future Minimum Payments Due
2019	¥ 45,428
2020	38,468
2021	36,188
2022 and thereafter	43,273
Operating Leases, Future Minimum Payments Due, Total	163,357
Other commitments
2019	20,359
2020	12,296
2021	3,362
2022 and thereafter	1,768
Other Commitment	37,785
Total
2019	65,787
2020	50,764
2021	39,550
2022 and thereafter	45,041
Contractual Obligation	¥ 201,142